ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of November 30, 2012	As of November 30, 2011
Accounts Payable	$29,217	$29,847
Accrued Liabilities	254,500	109,063
Accrued Payroll and Payroll Taxes	147,000	-
Accrued Bonus	300,000	-
Total Accounts Payable and Accrued Liabilities	$730,717	$138,910

Accounts payable and accrued liabilities are non-interest bearing, unsecured and have settlement dates within one year.

During the year ended November 30, 2012, the Board approved salaries for the Company’s three(3) officers. Effective September 1, 2012, monthly salaries of $25,000 and $20,000 started to be accrued for the CEO and CFO, respectively. Effective November 1, 2012, a monthly salary of $6,000 started to be accrued for the Vice President of Operations & Communication. Total wages as of November 30, 2012 was $141,000. Total accrued payroll taxes as of November 30, 2012 are $6,000.

Effective October 1, 2012, the Board approved a $300,000 bonus for the CEO to recognize the CEO’s contributions toward the Company’s successful start-up. This bonus was earned in-full and accrued for as of November 30, 2012.